Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Schedule of changes in the fair value of warrant liabilities [Abstract]
Warrant liabilities	$ 19,140,000	$ 18,240,000	$ 10,920,000
Change in fair value of warrant liabilities - Level 3 measurments	16,920,000	900,000	7,320,000
Warrant liabilities	$ 36,060,000	$ 19,140,000	$ 18,240,000